Income Taxes (Details) - Schedule of Aggregate Deferred Tax Assets - USD ($)	Mar. 31, 2024		Jun. 30, 2023		Jun. 30, 2022
Schedule of aggregate deferred tax assets [Abstract]
Net operating loss carry forwards in U.S.	$ 1,661,488		$ 1,177,486		$ 324,144
Net operating loss carry forwards in Malaysia	5,401,789		4,927,995		3,031,546
Amortization of debt discount	156,403		70,415		148,081
Less: valuation allowance	(7,219,680)	[1]	(6,175,896)	[1],[2]	(3,683,567)	[2]
Deferred tax assets

[1]	Change in valuation allowance was amounted to $1,042,990 and $1,665,893 for the nine months ended March 31, 2024 and 2023, respectively.
[2]	Change in valuation allowance was amounted to $2,492,329 and $1,870,243 for the years ended June 30, 2023 and 2022, respectively.